Trade Payables and Other Liabilities - Schedule of Explanation of Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 1,230	$ 1,584
Cash receipts in advance of satisfaction of performance obligations	99	782
Released to the consolidated statements of operations	(397)	(1,124)
Other	22	(12)
Ending contract liabilities balance	954	1,230
Current	485	718
Non-current	469	512
Total	954	1,230
Deferred revenue	$ 21	$ 15